Cash Dividends paid to the Parent Company (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Cash Dividends Received from Consolidated Subsidiaries and Associates
Cash dividends paid to the Parent Company for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	2024		2023	2022
Cash dividends received from consolidated subsidiaries	₩	173,499	159,539	35,733
Cash dividends received from associates		7,583	8,806	13,700

	₩	181,082	168,345	49,443